Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 347	$ (172)	$ 506
Adjustments for
Depreciation and amortization	390	401	355
Impairment	28	5	75
Revaluation of balances from financial institutions and interest expenses, net	137	76	44
Share in earnings of equity-accounted investees, net	0	(18)	(11)
Other capital losses (gains), net	(54)	433	(210)
Share-based compensation	16	15	15
Deferred tax expenses (income)	(46)	(2)	5
Adjustments for reconcile profit loss	471	910	273
Change in inventories	57	70	25
Change in trade and other receivables	21	150	(86)
Change in trade and other payables	(45)	(90)	(55)
Change in provisions and employee benefits	(4)	98	(90)
Net change in operating assets and liabilities	29	228	(206)
Net cash provided by operating activities	847	966	573
Cash flows from investing activities
Investments in shares and proceeds from deposits, net	(65)	(198)	34
Business combinations, net of cash acquired	0	0	(351)
Purchases of property, plant and equipment and intangible assets	(457)	(632)	(619)
Proceeds from divestiture of subsidiaries	6	17	364
Proceeds from sale of equity accounted investee	168	0	0
Dividends from equity-accounted investees	3	12	19
Proceeds from sale of property, plant and equipment	12	0	0
Other	0	1	6
Net cash used in investing activities	(333)	(800)	(547)
Cash flows from financing activities
Dividend paid to the company's shareholders	(237)	(162)	(347)
Receipt (Repayment) of long-term debt, net	(421)	(87)	355
Short-term credit from banks and others, net	147	14	8
Other	0	(4)	(1)
Net cash provided by (used in) financing activities	(511)	(239)	15
Cash and cash equivalents as at the beginning of the year	87	161	138
Net change in cash and cash equivalents	3	(73)	41
Net effect of currency translation on cash and cash equivalents	(2)	(1)	(18)
Cash and cash equivalents included as part of assets held for sale	(5)	0	0
Cash and cash equivalents as at the end of the year	83	87	161
Statements of Cash Flows - Additional Information
Income taxes paid, net of tax refunds	127	84	20
Interest paid	$ 111	$ 112	$ 87